Liability in Respect of Government Grants (Details) - Schedule of government grants in the reported periods - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Government Grants in the Reported Periods [Abstract]
Balance	₪ 1,168	₪ 802	₪ 519
Fair value of liability related to government grants received		345	237
Adjustment of the liability in respect of government grants in respect of value of time and exchange rate differentials	86	31	56
Royalties payable to the Innovations Authority		(10)	(10)
Balance	1,254	1,168	₪ 802
Current liability	335	109
Non-current liability	₪ 919	₪ 1,059